Statements of Changes in Equity - CAD ($)	Share capital	Reserves - Equity settled share-based payments	Reserves - Warrants	Deficit	Total
Balance at beginning of period at Dec. 31, 2021	$ 181,795,493	$ 30,455,739	$ 19,025	$ (89,615,656)	$ 122,654,601
Balance at beginning (in shares) at Dec. 31, 2021	164,205,700
Issued pursuant to acquisition of exploration and evaluation assets	$ 194,834				194,834
Issued pursuant to acquisition of exploration and evaluation assets (in shares)	39,762
Issued in prospectus offering	$ 52,549,677				52,549,677
Issued in prospectus offering (in shares)	6,750,229
Flow-through share premium	$ (14,500,000)				(14,500,000)
Share issue costs	(3,629,986)				(3,629,986)
Share-based compensation		8,489,387			8,489,387
Stock options exercised	$ 13,151,740	(5,501,834)			7,649,906
Stock options exercised (in shares)	4,341,875
Warrants exercised	$ 70,247		(15,107)		55,140
Warrants exercised (in shares)	39,960
Net loss and comprehensive loss for the period				(89,989,659)	(89,989,659)
Balance at end of period at Dec. 31, 2022	$ 229,632,005	33,443,292	3,918	(179,605,315)	83,473,900
Balance at ending (in shares) at Dec. 31, 2022	175,377,526
Issued pursuant to acquisition of exploration and evaluation assets	$ 203,979				203,979
Issued pursuant to acquisition of exploration and evaluation assets (in shares)	39,762
Issued in prospectus offering	$ 78,986,588				78,986,588
Issued in prospectus offering (in shares)	11,277,224
Flow-through share premium	$ (15,295,500)				(15,295,500)
Share issue costs	(3,517,377)				(3,517,377)
Share-based compensation		1,410,563			1,410,563
Stock options exercised	$ 234,334	(102,704)			131,630
Stock options exercised (in shares)	178,500
Net loss and comprehensive loss for the period				(79,890,763)	(79,890,763)
Balance at end of period at Dec. 31, 2023	$ 290,244,029	$ 34,751,151	$ 3,918	$ (259,496,078)	$ 65,503,020
Balance at ending (in shares) at Dec. 31, 2023	186,873,012